Vessels under Construction (Details) $ in Millions	Jun. 30, 2023 USD ($) windTurbineInstallationVessel	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Vessels under construction, including related party | $	$ 149.5	$ 111.0
Wind turbine installation vessels | windTurbineInstallationVessel	5
Construction in progress
Property, Plant and Equipment [Line Items]
Wind turbine installation vessels | windTurbineInstallationVessel	2
Wind turbine installation vessel
Property, Plant and Equipment [Line Items]
Aggregate contract price for vessels under construction | $	$ 654.7